Sales of Vessels (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($) vessel
Property, Plant and Equipment [Line Items]
Gain on sale of vessel (note 16) | $	$ 0	$ 0	$ 0	$ 170
Voyage Charters - Full Service Lightering [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel				1